Accrued Liabilities and Other Payables (Tables)	6 Months Ended
Dec. 31, 2024
Accrued Liabilities and Other Payables [Abstract]
Schedule of Accrued Liabilities and Other Payables

As of December 31, 2024 and June 30, 2024, accrued liabilities and other payables consisted of the following:

	As of December 31,	As of June 30,
	2024	2024
Payroll payables	$90,091	$51,180
Other payables – third parties	418,845	139,300
Accrued liabilities and other payables – third parties	$508,936	$190,480
Other payables – related parties	1,545,435	1,390,515